Fair Value Measurements	6 Months Ended	7 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
CIK0001814821 KISMET ACQUISITION ONE CORP [Member]
Fair Value Measurements

NOTE 9 — Fair Value Measurements

The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of June 30, 2021 and December 31, 2020 by level within the fair value hierarchy:

	Fair Value Measured as of June 30, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Investments held in Trust Account – U.S. Treasury bills	$250,087,787	$—	$—	$250,087,787
Liabilities:
Derivative warrant liabilities – private warrants	$—	$—	$8,100,000	$8,100,000

	Fair Value Measured as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets:
Investments held in Trust Account – U.S. Treasury bills	$250,064,076	$—	$—	$250,064,076
Liabilities:
Derivative warrant liabilities – private placement warrants	$—	$—	$7,492,500	$7,492,500

Transfers to/from Levels 1, 2 and 3 are recognized at the beginning of the reporting period. There were no transfers between levels for the three and six months ended June 30, 2021.

The fair value of marketable securities held in Trust Account is determined using quoted prices in active markets.

The fair value of the Private Placement Warrants has been estimated using a Black-Scholes Option Pricing model at each balance sheet date. For the three and six months ended June 30, 2021, the Company recognized an increase in the fair value of derivative warrant liabilities of approximately $2.6 million and $0.6 million, respectively, which is presented as change in fair value of derivative warrant liabilities in the accompanying unaudited condensed statements of operations.

The change in the fair value of the derivative warrant liabilities, measured with Level 3 inputs, for three and six months ended June 30, 2021 is summarized as follows:

Derivative warrant liabilities at December 31, 2020	$7,492,500
Change in fair value of derivative warrant liabilities	(2,025,000)
Derivative warrant liabilities at March 31, 2021	$5,467,500
Change in fair value of derivative warrant liabilities	2,632,500
Derivative warrant liabilities at June 30, 2021	$8,100,000

The estimated fair value of derivative warrant liabilities is determined using Level 3 inputs. Inherent in a Black-Scholes model are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. However, inherent uncertainties are involved. If factors or assumptions change, the estimated fair values could be materially different. The Company estimates the volatility of its ordinary shares based on historical volatility of select peer companies that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates for measurement of warrant liabilities:

	June 30,	December 31,
	2021	2020
Exercise price	$11.50	$11.50
Share price	$9.91	$10.10
Term (in years)	5.13	5.42
Volatility	18.20%	18.00%
Risk-free interest rate	0.89%	0.42%
Dividend yield	—	—

Note 10 — Fair Value Measurements

The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2020 by level within the fair value hierarchy:

	Fair Value Measured as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets
Investments held in Trust Account – U.S. Treasury bills	$250,064,076	$—	$—	$250,064,076
Liabilities:
Derivative warrant liabilities – private placement warrants	$—	$—	$7,492,500	$7,492,500

Transfers to/from Levels 1, 2 and 3 are recognized at the beginning of the reporting period. There were no transfers between levels of the hierarchy for the period from June 3, 2020 (inception) through December 31, 2020.

The fair value of the Private Placement Warrants has been estimated using a Black-Scholes Option Pricing model for the Affected Periods. The Company recognized approximately $5.3 million for the warrant liabilities upon their issuance on August 10, 2020. For the period from June 3, 2020 (inception) through December 31, 2020, the Company recognized an increase in the fair value of derivative warrant liabilities of approximately $2.2 million, which is presented as change in fair value of derivative warrant liabilities in the accompanying statement of operations.

The change in the fair value of the derivative warrant liabilities, measured with Level 3 inputs, for the year ended December 31, 2020 is summarized as follows:

Derivative warrant liabilities at June 3, 2020 (inception)	$—
Issuance of private warrants	5,265,000
Change in fair value of warrant liabilities	2,227,500
Derivative warrant liabilities at December 31, 2020	$7,492,500

The estimated fair value of derivative warrant liabilities is determined using Level 3 inputs. Inherent in a Black-Scholes model are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. However, inherent uncertainties are involved. If factors or assumptions change, the estimated fair values could be materially different. The Company estimates the volatility of its ordinary shares based on historical volatility of select peer companies that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates for measurement of warrant liabilities:

	December 31,	September 30,	August 10,
	2020	2020	2021
Exercise price	$11.50	$11.50	$11.50
Stock Price	$10.10	$9.62	$9.61
Term (in years)	5.42	5.67	5.82
Volatility	18.00%	15.90%	15.90%
Risk-free interest rate	0.42%	0.34%	0.29%
Dividend yield	—	—	—